Cover Page	Feb. 03, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: On February 3, 2025, The Goodyear Tire & Rubber Company, an Ohio corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed the consummation of the previously announced sale of its off-the-road tire business (the “Business”). This Current Report on Form 8-K/A amends the Original Report to include the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Entity Central Index Key	0000042582
Entity File Number	1-1927
Entity Tax Identification Number	34-0253240
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	200 Innovation Way
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44316-0001
City Area Code	330
Local Phone Number	796-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	GT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false